SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants, Outstanding, Beginning	275,000
Weighted Average Exercise Price, Outstanding, Beginning	8.80
Number of Warrants, Granted	7,336,245	275,000
Weighted Average Exercise Price, Granted	2.52	8.80
Weighted Average Remaining Contractual Term, Outstanding Ending	3 months 18 days	2 years
Weighted Average Remaining Contractual Term, Exercisable Ending	3 months 18 days	1 year 3 months 18 days
Weighted Average Remaining Contractual Term, Granted	3 months 18 days
Number of Warrants, Expired	(7,336,245)
Weighted Average Exercise Price, Expired	2.52
Number of Warrants, Outstanding, Beginning	275,000	275,000
Weighted Average Exercise Price, Outstanding, Beginning	8.80	8.80
Number of Warrants, Exercisable, Beginning	275,000
Weighted Average Exercise Price, Exercisable, Beginning	8.80